Due to size constraints, this filing is being made in three related submissions. This submission (N-14/A) is the third of the three related submissions. The accession numbers of the previous related submissions are as follows:
0000950123-07-000723
0000950123-07-000733
As filed with the Securities and Exchange Commission on January 24, 2007
Registration No. 333-140186

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑ Pre-Effective Amendment No. 2
☐ Post-Effective Amendment No.
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value